Cover	6 Months Ended
Jun. 30, 2023
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	Nxu, Inc.
Entity Central Index Key	0001722969
Entity Tax Identification Number	92-2819012
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1828 N Higley Rd.
Entity Address, Address Line Two	Suite 116
Entity Address, City or Town	Mesa
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85205
City Area Code	(760)
Local Phone Number	515-1133
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1828 N Higley Rd.
Entity Address, Address Line Two	Suite 116
Entity Address, City or Town	Mesa
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85205
City Area Code	(760)
Local Phone Number	515-1133
Contact Personnel Name	Mark Hanchett